Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST
Prospectus Date	rr_ProspectusDate	Jul. 01, 2017
Supplement [Text Block]	cfst_SupplementTextBlock
Supplement dated April 25, 2018
to the Prospectus and Summary Prospectus, each as supplemented, of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust
Columbia Large Cap Growth Fund III	7/1/2017
Effective May 1, 2018, the "Annual Fund Operating Expenses" table and the "Example" that follows, in the "Fees and Expenses of the Fund" section of the Summary Prospectus and in the "Summary of the Fund – Fees and Expenses of the Fund" section of the Prospectus for the above mentioned Fund are hereby superseded and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class Adv	Class C	Class Inst	Class Inst2	Class Inst3	Class R	Class T
Management fees	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and/or service (12b-1) fees	0.25%	0.00%	1.00%	0.00%	0.00%	0.00%	0.50%	0.25%
Other expenses(c)	0.16%	0.16%	0.16%	0.16%	0.09%	0.05%	0.16%	0.16%
Total annual Fund operating expenses	1.11%	0.86%	1.86%	0.86%	0.79%	0.75%	1.36%	1.11%
Less: Fee waivers and/or expense reimbursements(d)	(0.03%)	(0.03%)	(0.03%)	(0.03%)	(0.03%)	(0.03%)	(0.03%)	(0.03%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.08%	0.83%	1.83%	0.83%	0.76%	0.72%	1.33%	1.08%
(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
(c)	Other expenses have been restated to reflect current transfer agency fees paid by the Fund.
(d)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through June 30, 2019, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.08% for Class A, 0.83% for Class Adv, 1.83% for Class C, 0.83% for Class Inst, 0.76% for Class Inst2, 0.72% for Class Inst3, 1.33% for Class R and 1.08% for Class T.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
▪	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
▪	your investment has a 5% return each year, and
▪	the Fund's total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$679	$905	$1,149	$1,846
Class Adv (whether or not shares are redeemed)	$ 85	$271	$ 474	$1,058
Class C (assuming redemption of all shares at the end of the period)	$286	$582	$1,003	$2,177
Class C (assuming no redemption of shares)	$186	$582	$1,003	$2,177
Class Inst (whether or not shares are redeemed)	$ 85	$271	$ 474	$1,058
Class Inst2 (whether or not shares are redeemed)	$ 78	$249	$ 436	$ 975
Class Inst3 (whether or not shares are redeemed)	$ 74	$237	$ 414	$ 928
Class R (whether or not shares are redeemed)	$135	$428	$ 742	$1,632
Class T (whether or not shares are redeemed)	$357	$591	$ 843	$1,565
The rest of the section remains the same.
Supplement dated April 25, 2018
to the Prospectus and Summary Prospectus, each as supplemented, of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust
Columbia Mid Cap Value Fund (the Fund)	7/1/2017
As of the Effective Date, the information under the subsection "Principal Risks" in the Summary Prospectus and the "Summary of the Fund" section of the Prospectus is hereby revised to add the following:
Focused Portfolio Risk. Because the Fund may invest in a limited number of companies, the Fund as a whole is subject to greater risk of loss if any of those securities decline in price.
The rest of the section remains the same.

Columbia Large Cap Growth Fund III
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst_SupplementTextBlock
Supplement dated April 25, 2018
to the Prospectus and Summary Prospectus, each as supplemented, of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust
Columbia Large Cap Growth Fund III	7/1/2017
Effective May 1, 2018, the "Annual Fund Operating Expenses" table and the "Example" that follows, in the "Fees and Expenses of the Fund" section of the Summary Prospectus and in the "Summary of the Fund – Fees and Expenses of the Fund" section of the Prospectus for the above mentioned Fund are hereby superseded and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class Adv	Class C	Class Inst	Class Inst2	Class Inst3	Class R	Class T
Management fees	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and/or service (12b-1) fees	0.25%	0.00%	1.00%	0.00%	0.00%	0.00%	0.50%	0.25%
Other expenses(c)	0.16%	0.16%	0.16%	0.16%	0.09%	0.05%	0.16%	0.16%
Total annual Fund operating expenses	1.11%	0.86%	1.86%	0.86%	0.79%	0.75%	1.36%	1.11%
Less: Fee waivers and/or expense reimbursements(d)	(0.03%)	(0.03%)	(0.03%)	(0.03%)	(0.03%)	(0.03%)	(0.03%)	(0.03%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.08%	0.83%	1.83%	0.83%	0.76%	0.72%	1.33%	1.08%
(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
(c)	Other expenses have been restated to reflect current transfer agency fees paid by the Fund.
(d)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through June 30, 2019, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.08% for Class A, 0.83% for Class Adv, 1.83% for Class C, 0.83% for Class Inst, 0.76% for Class Inst2, 0.72% for Class Inst3, 1.33% for Class R and 1.08% for Class T.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
▪	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
▪	your investment has a 5% return each year, and
▪	the Fund's total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$679	$905	$1,149	$1,846
Class Adv (whether or not shares are redeemed)	$ 85	$271	$ 474	$1,058
Class C (assuming redemption of all shares at the end of the period)	$286	$582	$1,003	$2,177
Class C (assuming no redemption of shares)	$186	$582	$1,003	$2,177
Class Inst (whether or not shares are redeemed)	$ 85	$271	$ 474	$1,058
Class Inst2 (whether or not shares are redeemed)	$ 78	$249	$ 436	$ 975
Class Inst3 (whether or not shares are redeemed)	$ 74	$237	$ 414	$ 928
Class R (whether or not shares are redeemed)	$135	$428	$ 742	$1,632
Class T (whether or not shares are redeemed)	$357	$591	$ 843	$1,565
The rest of the section remains the same.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses have been restated to reflect current transfer agency fees paid by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
		Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Columbia Large Cap Growth Fund III | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.11%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.08%
1 year	rr_ExpenseExampleYear01	$ 679
3 years	rr_ExpenseExampleYear03	905
5 years	rr_ExpenseExampleYear05	1,149
10 years	rr_ExpenseExampleYear10	1,846
1 year	rr_ExpenseExampleNoRedemptionYear01	679
3 years	rr_ExpenseExampleNoRedemptionYear03	905
5 years	rr_ExpenseExampleNoRedemptionYear05	1,149
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,846
Columbia Large Cap Growth Fund III | Class Adv
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.86%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.83%
1 year	rr_ExpenseExampleYear01	$ 85
3 years	rr_ExpenseExampleYear03	271
5 years	rr_ExpenseExampleYear05	474
10 years	rr_ExpenseExampleYear10	1,058
1 year	rr_ExpenseExampleNoRedemptionYear01	85
3 years	rr_ExpenseExampleNoRedemptionYear03	271
5 years	rr_ExpenseExampleNoRedemptionYear05	474
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,058
Columbia Large Cap Growth Fund III | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.86%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.83%
1 year	rr_ExpenseExampleYear01	$ 286
3 years	rr_ExpenseExampleYear03	582
5 years	rr_ExpenseExampleYear05	1,003
10 years	rr_ExpenseExampleYear10	2,177
1 year	rr_ExpenseExampleNoRedemptionYear01	186
3 years	rr_ExpenseExampleNoRedemptionYear03	582
5 years	rr_ExpenseExampleNoRedemptionYear05	1,003
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,177
Columbia Large Cap Growth Fund III | Class Inst
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.86%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.83%
1 year	rr_ExpenseExampleYear01	$ 85
3 years	rr_ExpenseExampleYear03	271
5 years	rr_ExpenseExampleYear05	474
10 years	rr_ExpenseExampleYear10	1,058
1 year	rr_ExpenseExampleNoRedemptionYear01	85
3 years	rr_ExpenseExampleNoRedemptionYear03	271
5 years	rr_ExpenseExampleNoRedemptionYear05	474
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,058
Columbia Large Cap Growth Fund III | Class Inst2
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.09%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.79%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.76%
1 year	rr_ExpenseExampleYear01	$ 78
3 years	rr_ExpenseExampleYear03	249
5 years	rr_ExpenseExampleYear05	436
10 years	rr_ExpenseExampleYear10	975
1 year	rr_ExpenseExampleNoRedemptionYear01	78
3 years	rr_ExpenseExampleNoRedemptionYear03	249
5 years	rr_ExpenseExampleNoRedemptionYear05	436
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 975
Columbia Large Cap Growth Fund III | Class Inst3
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.05%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.75%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.72%
1 year	rr_ExpenseExampleYear01	$ 74
3 years	rr_ExpenseExampleYear03	237
5 years	rr_ExpenseExampleYear05	414
10 years	rr_ExpenseExampleYear10	928
1 year	rr_ExpenseExampleNoRedemptionYear01	74
3 years	rr_ExpenseExampleNoRedemptionYear03	237
5 years	rr_ExpenseExampleNoRedemptionYear05	414
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 928
Columbia Large Cap Growth Fund III | Class R
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.36%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.33%
1 year	rr_ExpenseExampleYear01	$ 135
3 years	rr_ExpenseExampleYear03	428
5 years	rr_ExpenseExampleYear05	742
10 years	rr_ExpenseExampleYear10	1,632
1 year	rr_ExpenseExampleNoRedemptionYear01	135
3 years	rr_ExpenseExampleNoRedemptionYear03	428
5 years	rr_ExpenseExampleNoRedemptionYear05	742
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,632
Columbia Large Cap Growth Fund III | Class T
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.11%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.08%
1 year	rr_ExpenseExampleYear01	$ 357
3 years	rr_ExpenseExampleYear03	591
5 years	rr_ExpenseExampleYear05	843
10 years	rr_ExpenseExampleYear10	1,565
1 year	rr_ExpenseExampleNoRedemptionYear01	357
3 years	rr_ExpenseExampleNoRedemptionYear03	591
5 years	rr_ExpenseExampleNoRedemptionYear05	843
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,565
Columbia Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst_SupplementTextBlock
Supplement dated April 25, 2018
to the Prospectus and Summary Prospectus, each as supplemented, of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust
Columbia Mid Cap Value Fund (the Fund)	7/1/2017
As of the Effective Date, the information under the subsection "Principal Risks" in the Summary Prospectus and the "Summary of the Fund" section of the Prospectus is hereby revised to add the following:
Focused Portfolio Risk. Because the Fund may invest in a limited number of companies, the Fund as a whole is subject to greater risk of loss if any of those securities decline in price.
The rest of the section remains the same.

[1]	Other expenses have been restated to reflect current transfer agency fees paid by the Fund.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through June 30, 2019, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.08% for Class A, 0.83% for Class Adv, 1.83% for Class C, 0.83% for Class Inst, 0.76% for Class Inst2, 0.72% for Class Inst3, 1.33% for Class R and 1.08% for Class T.